Summary of Significant Accounting Policies (Details Narrative)				6 Months Ended		12 Months Ended
	Apr. 24, 2024 USD ($) $ / shares	Apr. 24, 2024 HKD ($)	Apr. 22, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)	Dec. 31, 2023 HKD ($)	Oct. 01, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)	Apr. 24, 2024 HKD ($)
Product Information [Line Items]
Stock Issued During Period, Value, New Issues				$ 44,376,168
Payments for Commissions	$ 1,234,108
Legal Fees		$ 9,626,043
Deferred Offering Costs	$ 576,643									$ 4,497,815
Foreign Currency Translation Adjustment, Description				convenience of the reader and were calculated at the noon buying rate of US$1 = HK$7.8083, which was the foreign exchange rate on June 28, 2024, as published in H.10 statistical release of the United States Federal Reserve Board in its weekly release on July 1, 2024.
Cash balance									$ 500,000
Allowance for credit losses				$ 998,020
Accounts receivable and credit losses						$ 1,495,119		$ 200,790	$ 1,567,825
Impairment of intangible assets				0	$ 0	$ 0
Impairment losses on long-lived assets				0	0
Contract loss				$ 0	$ 0
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Product Information [Line Items]
Concentration risk percentage				21.20%		13.90%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Product Information [Line Items]
Concentration risk percentage				13.10%		10.10%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Product Information [Line Items]
Concentration risk percentage				12.60%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Vendor [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage						10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | No Suppliers [Member]
Product Information [Line Items]
Concentration risk percentage				10.00%
Forecast [Member]
Product Information [Line Items]
Cash balance							$ 800,000
IPO [Member]
Product Information [Line Items]
Stock Issued During Period, Value, New Issues		1,666,667
Sale of Stock, Price Per Share | $ / shares	$ 4.50
Proceeds from Issuance Initial Public Offering	$ 5,689,251		$ 5,330,276
Payments for Underwriting Expense		$ 44,376,168